Cover Page	Feb. 23, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 23, 2024
Entity Registrant Name	GLOBAL CLEAN ENERGY HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-12627
Entity Tax Identification Number	87-0407858
Entity Address, Address Line One	2790 Skypark Drive,
Entity Address, Address Line Two	Suite 105,
Entity Address, City or Town	Torrance,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90505
City Area Code	(310)
Local Phone Number	641-4234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000748790
Amendment Flag	false